NOTE 8. INCOME TAX (EXPENSE) / CREDIT	12 Months Ended
Dec. 31, 2021
NOTE 8. INCOME TAX (EXPENSE) / CREDIT

NOTE 8. INCOME TAX (EXPENSE) / CREDIT

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Income tax expenses	-	-	-
Deferred tax expenses	-	-	(117,322)
Income tax expenses	-	-	(117,322)

(a)       The prima-facie tax on loss before income tax is reconciled to the income tax expense as follows:

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax	(6,585,626)	(10,543,548)	(16,582,877)

Income tax expenses on loss before income tax at 30%	1,975,688	3,163,064	4,974,863
Difference in overseas tax rates	(401,475)	(148,299)	(3,260,006)
Add / (less) the tax effect of:
Tax losses and temporary differences for the year for which no deferred tax is recognized	(1,574,213)	(3,014,765)	(1,832,179)
Income tax expenses	-	-	(117,322)

(b)       Deferred tax liabilities arising from temporary differences and unused tax losses can be summarized as follows:

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Balance brought forward	(13,668)	(1,372,653)
Written off of the deferred tax liabilities	-	-
Release of disposal of subsidiaries	-	1,380,402
Exchange difference	13,668	(21,417)
Total	-	(13,668)

(c)       There were no income tax payable in the consolidated statements of financial position in years 2021 and 2020.